Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of the Company's Effective Tax Rate to the Statutory Federal Income Tax Rate

A reconciliation of the Company’s effective tax rate to the statutory federal income tax rate is as follows:

	Years Ended December 31,
	2016	2015	2014
Federal income tax at statutory federal rate	35.0%	35.0%	35.0%
State taxes	0.6	1.2	3.7
Permanent differences	(6.3)	(2.4)	(6.5)
Stock-based compensation	(1.5)	(1.0)	(2.7)
Tax credits	12.6	9.0	24.1
Change in deferred state tax rate	(0.3)	(1.9)	—
Other	3.7	(0.5)	1.8
Change in valuation allowance	(36.0)	(32.5)	(55.4)
Total	7.8%	6.9%	—%

Schedule of Temporary Differences That Give Rise to Significant Net Deferred Tax Assets

Temporary differences that give rise to significant net deferred tax assets as of December 31, 2016 and 2015 are as follows:

	December 31,
(in thousands)	2016	2015
Deferred tax assets
Net operating losses	$194,027	$182,992
Capitalized research and development expenses	15,854	21,444
Credit carryforwards	144,823	93,113
Depreciation	2,557	2,128
Deferred compensation	12,463	11,664
Accrued expenses	3,601	1,807
Deferred revenue	21,935	10,999
Other temporary differences	25,276	17,235
Total gross deferred tax assets	420,536	341,382
Valuation allowance	(414,558)	(326,577)
Net deferred tax assets	5,978	14,805
Deferred tax liabilities
Intangible assets	(1,428)	(2,667)
Debt discount	(4,550)	(12,138)
Net deferred taxes	$—	$—

Schedule of Changes in the Valuation Allowance

The change in the valuation allowance against the deferred tax assets in the years ended December 31, 2016, 2015 and 2014 was as follows:

(in thousands)	Balance at Beginning of Period	Additions	Deductions	Balance at End of Period
December 31, 2014	$207,304	$50,185	$—	$257,489
December 31, 2015	257,489	69,088	—	326,577
December 31, 2016	326,577	87,981	—	414,558